Annual Total Returns - Franklin Mutual Shares Fund [BarChart] - Franklin Mutual Series Funds-31 - Franklin Mutual Shares Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.79%)
Annual Return 2012	14.75%
Annual Return 2013	27.74%
Annual Return 2014	7.30%
Annual Return 2015	(4.10%)
Annual Return 2016	15.61%
Annual Return 2017	8.21%
Annual Return 2018	(9.18%)
Annual Return 2019	22.86%
Annual Return 2020	(4.60%)